Document Document	Oct. 02, 2026	May 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	US FOODS HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37786
Entity Tax Identification Number	26-0347906
Entity Address, Address Line One	9399 W. Higgins Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Rosemont
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60018
City Area Code	847
Local Phone Number	720-8000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	USFD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001665918
Amendment Flag	false